Equity Incentive Plan - Vested Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of vested shares [Member]
Balance at the beginning of year	3,056,823	885,650	384,000
Non vested shares granted in prior years and vested in current year	1,031,048	169,173	501,650
Granted and vested	2,005,000	2,002,000
Balance at the end of year	6,092,871	3,056,823	885,650
Weighted average grant date fair value per vested shares [Member]
Balance as at	$ 17.23	$ 28.71	$ 74.59	$ 74.12
Non vested shares granted in prior years and vested in current year	$ 6.03	$ 56.73	$ 74.95
Granted and vested	$ 5.5	$ 6.05
Balance as at	$ 17.23	$ 28.71	$ 74.59	$ 74.12